Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	the arbitrage funds
Entity Central Index Key	0001105076
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000127228
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class A
Trading Symbol	ARGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.55%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and health care were the top performing sectors, while real estate was the only sector that detracted from returns for the period. Top contributors included the acquisition of ANSYS by Synopsys, the acquisition of DS Smith by International Paper Co, and the acquisition of Catalent by Novo Holdings. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Redfin by Rocket Cos, and a position related to contingent value rights issued as a portion of payment in Bristol-Myers Squibb’s acquisition of Celgene.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A with sales charge $12,703	S&P 500® Index $33,535	ICE BofA U.S. 3-Month Treasury Bill Index $12,121	Bloomberg U.S. Aggregate Bond Index $11,596
5/31/15	$9,752	$10,000	$10,000	$10,000
6/30/15	$9,624	$9,806	$10,000	$9,891
7/31/15	$9,617	$10,012	$10,000	$9,960
8/31/15	$9,602	$9,408	$10,001	$9,945
9/30/15	$9,489	$9,175	$10,001	$10,013
10/31/15	$9,579	$9,949	$10,001	$10,014
11/30/15	$9,594	$9,979	$10,001	$9,988
12/31/15	$9,652	$9,821	$10,005	$9,956
1/31/16	$9,706	$9,334	$10,005	$10,093
2/29/16	$9,752	$9,321	$10,007	$10,164
3/31/16	$9,806	$9,954	$10,012	$10,257
4/30/16	$9,783	$9,992	$10,015	$10,297
5/31/16	$9,845	$10,172	$10,016	$10,299
6/30/16	$9,837	$10,198	$10,019	$10,485
7/31/16	$9,845	$10,574	$10,022	$10,551
8/31/16	$9,860	$10,589	$10,024	$10,539
9/30/16	$9,914	$10,591	$10,029	$10,533
10/31/16	$9,829	$10,398	$10,031	$10,452
11/30/16	$9,914	$10,783	$10,033	$10,205
12/31/16	$9,970	$10,996	$10,037	$10,219
1/31/17	$9,986	$11,204	$10,042	$10,239
2/28/17	$10,025	$11,649	$10,046	$10,308
3/31/17	$10,071	$11,663	$10,048	$10,303
4/30/17	$10,110	$11,783	$10,054	$10,382
5/31/17	$10,157	$11,948	$10,060	$10,462
6/30/17	$10,195	$12,023	$10,068	$10,452
7/31/17	$10,188	$12,270	$10,077	$10,497
8/31/17	$10,219	$12,308	$10,086	$10,591
9/30/17	$10,219	$12,562	$10,095	$10,540
10/31/17	$10,273	$12,855	$10,104	$10,546
11/30/17	$10,157	$13,249	$10,112	$10,533
12/31/17	$10,227	$13,396	$10,123	$10,581
1/31/18	$10,267	$14,163	$10,135	$10,459
2/28/18	$10,339	$13,641	$10,145	$10,360
3/31/18	$10,218	$13,295	$10,159	$10,427
4/30/18	$10,122	$13,346	$10,173	$10,349
5/31/18	$10,178	$13,667	$10,188	$10,423
6/30/18	$10,218	$13,751	$10,205	$10,410
7/31/18	$10,186	$14,263	$10,221	$10,413
8/31/18	$10,202	$14,728	$10,240	$10,480
9/30/18	$10,259	$14,812	$10,255	$10,412
10/31/18	$10,275	$13,799	$10,273	$10,330
11/30/18	$10,380	$14,080	$10,294	$10,391
12/31/18	$10,440	$12,809	$10,313	$10,582
1/31/19	$10,489	$13,835	$10,333	$10,695
2/28/19	$10,505	$14,280	$10,352	$10,689
3/31/19	$10,538	$14,557	$10,374	$10,894
4/30/19	$10,628	$15,147	$10,394	$10,897
5/31/19	$10,579	$14,184	$10,418	$11,090
6/30/19	$10,571	$15,184	$10,440	$11,229
7/31/19	$10,653	$15,402	$10,460	$11,254
8/31/19	$10,669	$15,158	$10,481	$11,546
9/30/19	$10,677	$15,442	$10,500	$11,484
10/31/19	$10,727	$15,776	$10,520	$11,519
11/30/19	$10,768	$16,349	$10,533	$11,513
12/31/19	$10,812	$16,842	$10,548	$11,505
1/31/20	$10,854	$16,836	$10,562	$11,726
2/29/20	$10,812	$15,450	$10,578	$11,937
3/31/20	$10,503	$13,541	$10,609	$11,867
4/30/20	$10,871	$15,277	$10,610	$12,078
5/31/20	$10,896	$16,005	$10,610	$12,134
6/30/20	$10,888	$16,323	$10,611	$12,211
7/31/20	$10,972	$17,244	$10,613	$12,393
8/31/20	$11,030	$18,483	$10,614	$12,293
9/30/20	$11,055	$17,781	$10,615	$12,286
10/31/20	$11,122	$17,308	$10,616	$12,231
11/30/20	$11,248	$19,203	$10,618	$12,351
12/31/20	$11,401	$19,941	$10,619	$12,368
1/31/21	$11,509	$19,740	$10,620	$12,280
2/28/21	$11,509	$20,284	$10,621	$12,102
3/31/21	$11,572	$21,172	$10,621	$11,951
4/30/21	$11,679	$22,302	$10,621	$12,046
5/31/21	$11,724	$22,458	$10,622	$12,085
6/30/21	$11,634	$22,982	$10,621	$12,170
7/31/21	$11,392	$23,528	$10,622	$12,306
8/31/21	$11,464	$24,244	$10,622	$12,283
9/30/21	$11,518	$23,116	$10,623	$12,176
10/31/21	$11,554	$24,735	$10,622	$12,173
11/30/21	$11,392	$24,564	$10,623	$12,209
12/31/21	$11,499	$25,665	$10,624	$12,178
1/31/22	$11,363	$24,337	$10,623	$11,915
2/28/22	$11,381	$23,608	$10,625	$11,782
3/31/22	$11,454	$24,485	$10,628	$11,455
4/30/22	$11,381	$22,350	$10,630	$11,020
5/31/22	$11,282	$22,391	$10,637	$11,091
6/30/22	$11,120	$20,542	$10,639	$10,917
7/31/22	$11,282	$22,437	$10,645	$11,184
8/31/22	$11,336	$21,522	$10,662	$10,868
9/30/22	$11,246	$19,539	$10,688	$10,399
10/31/22	$11,445	$21,121	$10,705	$10,264
11/30/22	$11,327	$22,302	$10,740	$10,641
12/31/22	$11,387	$21,017	$10,778	$10,593
1/31/23	$11,406	$22,337	$10,812	$10,919
2/28/23	$11,378	$21,792	$10,847	$10,637
3/31/23	$11,406	$22,592	$10,894	$10,907
4/30/23	$11,415	$22,945	$10,929	$10,973
5/31/23	$11,163	$23,045	$10,971	$10,854
6/30/23	$11,340	$24,568	$11,021	$10,815
7/31/23	$11,509	$25,357	$11,065	$10,808
8/31/23	$11,630	$24,953	$11,115	$10,738
9/30/23	$11,658	$23,763	$11,166	$10,466
10/31/23	$11,602	$23,264	$11,216	$10,300
11/30/23	$11,892	$25,388	$11,266	$10,767
12/31/23	$12,056	$26,542	$11,319	$11,179
1/31/24	$11,989	$26,988	$11,367	$11,148
2/29/24	$11,989	$28,429	$11,414	$10,991
3/31/24	$12,170	$29,343	$11,465	$11,092
4/30/24	$11,951	$28,145	$11,514	$10,812
5/31/24	$11,999	$29,540	$11,570	$10,995
6/30/24	$12,056	$30,600	$11,617	$11,100
7/31/24	$12,265	$30,973	$11,669	$11,359
8/31/24	$12,304	$31,724	$11,725	$11,522
9/30/24	$12,284	$32,402	$11,776	$11,676
10/31/24	$12,361	$32,108	$11,820	$11,387
11/30/24	$12,389	$33,993	$11,865	$11,507
12/31/24	$12,376	$33,182	$11,913	$11,319
1/31/25	$12,511	$34,106	$11,957	$11,379
2/28/25	$12,665	$33,661	$11,995	$11,629
3/31/25	$12,674	$31,765	$12,035	$11,634
4/30/25	$12,636	$31,549	$12,077	$11,679
5/31/25	$12,703	$33,535	$12,121	$11,596

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	5.87%	3.12%	2.68%
Class A (After Sales Charges)	2.93%	2.60%	2.42%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 718,799,961
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 9,292,291
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$718,799,961
Number of Portfolio Holdings	105
Total Advisory Fees Paid	$9,292,291
Portfolio Turnover Rate	162%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	23.18%
Consumer, Non-cyclical	19.07%
Technology	16.56%
Financials	12.53%
Consumer, Cyclical	8.86%
Funds	7.63%
Energy	6.29%
Industrials	3.96%
Utilities	1.75%
Materials	0.17%

Region Weighting (% of Total Investments)

Value	Value
Americas	95.08%
EMEA	4.92%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000115401
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class C
Trading Symbol	ARBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	2.30%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and health care were the top performing sectors, while real estate was the only sector that detracted from returns for the period. Top contributors included the acquisition of ANSYS by Synopsys, the acquisition of DS Smith by International Paper Co, and the acquisition of Catalent by Novo Holdings. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Redfin by Rocket Cos, and a position related to contingent value rights issued as a portion of payment in Bristol-Myers Squibb’s acquisition of Celgene.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C with sales charge $12,087	S&P 500® Index $33,535	ICE BofA U.S. 3-Month Treasury Bill Index $12,121	Bloomberg U.S. Aggregate Bond Index $11,596
5/31/15	$10,000	$10,000	$10,000	$10,000
6/30/15	$9,866	$9,806	$10,000	$9,891
7/31/15	$9,850	$10,012	$10,000	$9,960
8/31/15	$9,818	$9,408	$10,001	$9,945
9/30/15	$9,700	$9,175	$10,001	$10,013
10/31/15	$9,787	$9,949	$10,001	$10,014
11/30/15	$9,802	$9,979	$10,001	$9,988
12/31/15	$9,848	$9,821	$10,005	$9,956
1/31/16	$9,896	$9,334	$10,005	$10,093
2/29/16	$9,937	$9,321	$10,007	$10,164
3/31/16	$9,985	$9,954	$10,012	$10,257
4/30/16	$9,961	$9,992	$10,015	$10,297
5/31/16	$10,018	$10,172	$10,016	$10,299
6/30/16	$10,010	$10,198	$10,019	$10,485
7/31/16	$10,010	$10,574	$10,022	$10,551
8/31/16	$10,018	$10,589	$10,024	$10,539
9/30/16	$10,058	$10,591	$10,029	$10,533
10/31/16	$9,969	$10,398	$10,031	$10,452
11/30/16	$10,058	$10,783	$10,033	$10,205
12/31/16	$10,101	$10,996	$10,037	$10,219
1/31/17	$10,109	$11,204	$10,042	$10,239
2/28/17	$10,142	$11,649	$10,046	$10,308
3/31/17	$10,183	$11,663	$10,048	$10,303
4/30/17	$10,216	$11,783	$10,054	$10,382
5/31/17	$10,256	$11,948	$10,060	$10,462
6/30/17	$10,289	$12,023	$10,068	$10,452
7/31/17	$10,281	$12,270	$10,077	$10,497
8/31/17	$10,297	$12,308	$10,086	$10,591
9/30/17	$10,297	$12,562	$10,095	$10,540
10/31/17	$10,338	$12,855	$10,104	$10,546
11/30/17	$10,224	$13,249	$10,112	$10,533
12/31/17	$10,286	$13,396	$10,123	$10,581
1/31/18	$10,311	$14,163	$10,135	$10,459
2/28/18	$10,387	$13,641	$10,145	$10,360
3/31/18	$10,261	$13,295	$10,159	$10,427
4/30/18	$10,151	$13,346	$10,173	$10,349
5/31/18	$10,210	$13,667	$10,188	$10,423
6/30/18	$10,236	$13,751	$10,205	$10,410
7/31/18	$10,202	$14,263	$10,221	$10,413
8/31/18	$10,210	$14,728	$10,240	$10,480
9/30/18	$10,261	$14,812	$10,255	$10,412
10/31/18	$10,269	$13,799	$10,273	$10,330
11/30/18	$10,370	$14,080	$10,294	$10,391
12/31/18	$10,426	$12,809	$10,313	$10,582
1/31/19	$10,460	$13,835	$10,333	$10,695
2/28/19	$10,477	$14,280	$10,352	$10,689
3/31/19	$10,494	$14,557	$10,374	$10,894
4/30/19	$10,588	$15,147	$10,394	$10,897
5/31/19	$10,528	$14,184	$10,418	$11,090
6/30/19	$10,519	$15,184	$10,440	$11,229
7/31/19	$10,588	$15,402	$10,460	$11,254
8/31/19	$10,596	$15,158	$10,481	$11,546
9/30/19	$10,596	$15,442	$10,500	$11,484
10/31/19	$10,639	$15,776	$10,520	$11,519
11/30/19	$10,682	$16,349	$10,533	$11,513
12/31/19	$10,711	$16,842	$10,548	$11,505
1/31/20	$10,746	$16,836	$10,562	$11,726
2/29/20	$10,694	$15,450	$10,578	$11,937
3/31/20	$10,388	$13,541	$10,609	$11,867
4/30/20	$10,746	$15,277	$10,610	$12,078
5/31/20	$10,763	$16,005	$10,610	$12,134
6/30/20	$10,746	$16,323	$10,611	$12,211
7/31/20	$10,825	$17,244	$10,613	$12,393
8/31/20	$10,877	$18,483	$10,614	$12,293
9/30/20	$10,894	$17,781	$10,615	$12,286
10/31/20	$10,955	$17,308	$10,616	$12,231
11/30/20	$11,069	$19,203	$10,618	$12,351
12/31/20	$11,211	$19,941	$10,619	$12,368
1/31/21	$11,304	$19,740	$10,620	$12,280
2/28/21	$11,304	$20,284	$10,621	$12,102
3/31/21	$11,361	$21,172	$10,621	$11,951
4/30/21	$11,454	$22,302	$10,621	$12,046
5/31/21	$11,492	$22,458	$10,622	$12,085
6/30/21	$11,398	$22,982	$10,621	$12,170
7/31/21	$11,154	$23,528	$10,622	$12,306
8/31/21	$11,211	$24,244	$10,622	$12,283
9/30/21	$11,267	$23,116	$10,623	$12,176
10/31/21	$11,286	$24,735	$10,622	$12,173
11/30/21	$11,126	$24,564	$10,623	$12,209
12/31/21	$11,219	$25,665	$10,624	$12,178
1/31/22	$11,077	$24,337	$10,623	$11,915
2/28/22	$11,096	$23,608	$10,625	$11,782
3/31/22	$11,162	$24,485	$10,628	$11,455
4/30/22	$11,077	$22,350	$10,630	$11,020
5/31/22	$10,974	$22,391	$10,637	$11,091
6/30/22	$10,813	$20,542	$10,639	$10,917
7/31/22	$10,964	$22,437	$10,645	$11,184
8/31/22	$11,011	$21,522	$10,662	$10,868
9/30/22	$10,917	$19,539	$10,688	$10,399
10/31/22	$11,096	$21,121	$10,705	$10,264
11/30/22	$10,974	$22,302	$10,740	$10,641
12/31/22	$11,027	$21,017	$10,778	$10,593
1/31/23	$11,036	$22,337	$10,812	$10,919
2/28/23	$11,017	$21,792	$10,847	$10,637
3/31/23	$11,036	$22,592	$10,894	$10,907
4/30/23	$11,036	$22,945	$10,929	$10,973
5/31/23	$10,784	$23,045	$10,971	$10,854
6/30/23	$10,939	$24,568	$11,021	$10,815
7/31/23	$11,104	$25,357	$11,065	$10,808
8/31/23	$11,211	$24,953	$11,115	$10,738
9/30/23	$11,231	$23,763	$11,166	$10,466
10/31/23	$11,172	$23,264	$11,216	$10,300
11/30/23	$11,445	$25,388	$11,266	$10,767
12/31/23	$11,586	$26,542	$11,319	$11,179
1/31/24	$11,516	$26,988	$11,367	$11,148
2/29/24	$11,516	$28,429	$11,414	$10,991
3/31/24	$11,685	$29,343	$11,465	$11,092
4/30/24	$11,457	$28,145	$11,514	$10,812
5/31/24	$11,506	$29,540	$11,570	$10,995
6/30/24	$11,556	$30,600	$11,617	$11,100
7/31/24	$11,744	$30,973	$11,669	$11,359
8/31/24	$11,774	$31,724	$11,725	$11,522
9/30/24	$11,744	$32,402	$11,776	$11,676
10/31/24	$11,804	$32,108	$11,820	$11,387
11/30/24	$11,834	$33,993	$11,865	$11,507
12/31/24	$11,808	$33,182	$11,913	$11,319
1/31/25	$11,928	$34,106	$11,957	$11,379
2/28/25	$12,077	$33,661	$11,995	$11,629
3/31/25	$12,067	$31,765	$12,035	$11,634
4/30/25	$12,027	$31,549	$12,077	$11,679
5/31/25	$12,087	$33,535	$12,121	$11,596

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	5.05%	2.35%	1.91%
Class C (After Sales Charges)	4.05%	2.35%	1.91%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 718,799,961
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 9,292,291
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$718,799,961
Number of Portfolio Holdings	105
Total Advisory Fees Paid	$9,292,291
Portfolio Turnover Rate	162%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	23.18%
Consumer, Non-cyclical	19.07%
Technology	16.56%
Financials	12.53%
Consumer, Cyclical	8.86%
Funds	7.63%
Energy	6.29%
Industrials	3.96%
Utilities	1.75%
Materials	0.17%

Region Weighting (% of Total Investments)

Value	Value
Americas	95.08%
EMEA	4.92%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000017638
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class I
Trading Symbol	ARBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.30%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and health care were the top performing sectors, while real estate was the only sector that detracted from returns for the period. Top contributors included the acquisition of ANSYS by Synopsys, the acquisition of DS Smith by International Paper Co, and the acquisition of Catalent by Novo Holdings. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Redfin by Rocket Cos, and a position related to contingent value rights issued as a portion of payment in Bristol-Myers Squibb’s acquisition of Celgene.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class I $133,567	S&P 500® Index $335,352	ICE BofA U.S. 3-Month Treasury Bill Index $121,206	Bloomberg U.S. Aggregate Bond Index $115,957
5/31/15	$100,000	$100,000	$100,000	$100,000
6/30/15	$98,720	$98,064	$100,003	$98,910
7/31/15	$98,645	$100,119	$99,997	$99,597
8/31/15	$98,494	$94,078	$100,013	$99,454
9/30/15	$97,364	$91,750	$100,014	$100,127
10/31/15	$98,268	$99,490	$100,007	$100,144
11/30/15	$98,494	$99,786	$100,013	$99,879
12/31/15	$99,077	$98,212	$100,046	$99,556
1/31/16	$99,693	$93,338	$100,049	$100,926
2/29/16	$100,155	$93,212	$100,074	$101,642
3/31/16	$100,695	$99,536	$100,120	$102,574
4/30/16	$100,541	$99,922	$100,146	$102,968
5/31/16	$101,157	$101,716	$100,155	$102,995
6/30/16	$101,157	$101,980	$100,193	$104,845
7/31/16	$101,234	$105,739	$100,220	$105,508
8/31/16	$101,388	$105,888	$100,239	$105,388
9/30/16	$101,927	$105,908	$100,289	$105,326
10/31/16	$101,157	$103,976	$100,313	$104,520
11/30/16	$102,082	$107,827	$100,331	$102,048
12/31/16	$102,644	$109,958	$100,373	$102,192
1/31/17	$102,800	$112,044	$100,418	$102,392
2/28/17	$103,266	$116,492	$100,460	$103,081
3/31/17	$103,733	$116,628	$100,477	$103,026
4/30/17	$104,199	$117,826	$100,541	$103,822
5/31/17	$104,666	$119,484	$100,596	$104,621
6/30/17	$105,055	$120,230	$100,680	$104,516
7/31/17	$105,055	$122,702	$100,766	$104,965
8/31/17	$105,366	$123,078	$100,860	$105,906
9/30/17	$105,443	$125,617	$100,947	$105,402
10/31/17	$105,910	$128,548	$101,037	$105,463
11/30/17	$104,821	$132,490	$101,121	$105,328
12/31/17	$105,590	$133,964	$101,230	$105,811
1/31/18	$105,913	$141,634	$101,354	$104,593
2/28/18	$106,801	$136,413	$101,450	$103,601
3/31/18	$105,590	$132,947	$101,586	$104,266
4/30/18	$104,540	$133,457	$101,725	$103,490
5/31/18	$105,186	$136,671	$101,881	$104,229
6/30/18	$105,590	$137,512	$102,049	$104,100
7/31/18	$105,267	$142,629	$102,211	$104,125
8/31/18	$105,509	$147,277	$102,395	$104,795
9/30/18	$106,155	$148,115	$102,546	$104,121
10/31/18	$106,316	$137,991	$102,730	$103,298
11/30/18	$107,366	$140,803	$102,942	$103,914
12/31/18	$108,048	$128,090	$103,130	$105,823
1/31/19	$108,541	$138,355	$103,333	$106,947
2/28/19	$108,706	$142,797	$103,517	$106,885
3/31/19	$109,035	$145,572	$103,741	$108,938
4/30/19	$110,105	$151,466	$103,944	$108,965
5/31/19	$109,529	$141,841	$104,181	$110,900
6/30/19	$109,529	$151,837	$104,405	$112,292
7/31/19	$110,352	$154,019	$104,602	$112,539
8/31/19	$110,599	$151,580	$104,814	$115,456
9/30/19	$110,681	$154,416	$104,999	$114,841
10/31/19	$111,175	$157,760	$105,201	$115,187
11/30/19	$111,668	$163,487	$105,330	$115,128
12/31/19	$112,189	$168,421	$105,482	$115,048
1/31/20	$112,609	$168,355	$105,624	$117,262
2/29/20	$112,189	$154,496	$105,779	$119,372
3/31/20	$109,080	$135,414	$106,088	$118,670
4/30/20	$112,861	$152,773	$106,097	$120,779
5/31/20	$113,197	$160,050	$106,098	$121,341
6/30/20	$113,113	$163,232	$106,113	$122,106
7/31/20	$114,038	$172,436	$106,133	$123,930
8/31/20	$114,626	$184,831	$106,142	$122,929
9/30/20	$114,962	$177,808	$106,153	$122,862
10/31/20	$115,635	$173,080	$106,165	$122,314
11/30/20	$116,979	$192,026	$106,175	$123,514
12/31/20	$118,604	$199,409	$106,187	$123,684
1/31/21	$119,681	$197,395	$106,195	$122,797
2/28/21	$119,770	$202,839	$106,206	$121,024
3/31/21	$120,398	$211,722	$106,213	$119,513
4/30/21	$121,565	$223,021	$106,214	$120,457
5/31/21	$122,103	$224,579	$106,217	$120,850
6/30/21	$121,116	$229,822	$106,213	$121,699
7/31/21	$118,694	$235,281	$106,219	$123,060
8/31/21	$119,411	$242,435	$106,223	$122,826
9/30/21	$120,039	$231,159	$106,229	$121,762
10/31/21	$120,398	$247,355	$106,224	$121,729
11/30/21	$118,783	$245,641	$106,230	$122,089
12/31/21	$119,848	$256,650	$106,239	$121,777
1/31/22	$118,495	$243,369	$106,233	$119,153
2/28/22	$118,675	$236,082	$106,248	$117,824
3/31/22	$119,487	$244,848	$106,279	$114,550
4/30/22	$118,766	$223,496	$106,295	$110,203
5/31/22	$117,683	$223,907	$106,368	$110,914
6/30/22	$116,060	$205,424	$106,391	$109,174
7/31/22	$117,864	$224,365	$106,446	$111,841
8/31/22	$118,405	$215,215	$106,617	$108,682
9/30/22	$117,503	$195,394	$106,883	$103,986
10/31/22	$119,487	$211,214	$107,051	$102,639
11/30/22	$118,315	$223,017	$107,396	$106,413
12/31/22	$119,054	$210,168	$107,784	$105,933
1/31/23	$119,241	$223,374	$108,122	$109,192
2/28/23	$119,054	$217,924	$108,475	$106,369
3/31/23	$119,335	$225,925	$108,941	$109,071
4/30/23	$119,429	$229,451	$109,285	$109,732
5/31/23	$116,806	$230,448	$109,713	$108,537
6/30/23	$118,679	$245,675	$110,214	$108,150
7/31/23	$120,459	$253,568	$110,654	$108,075
8/31/23	$121,771	$249,530	$111,153	$107,385
9/30/23	$122,145	$237,633	$111,663	$104,656
10/31/23	$121,583	$232,637	$112,162	$103,004
11/30/23	$124,581	$253,882	$112,665	$107,669
12/31/23	$126,257	$265,416	$113,190	$111,790
1/31/24	$125,683	$269,877	$113,674	$111,483
2/29/24	$125,683	$284,287	$114,139	$109,908
3/31/24	$127,596	$293,434	$114,653	$110,923
4/30/24	$125,301	$281,448	$115,144	$108,121
5/31/24	$125,874	$295,404	$115,696	$109,954
6/30/24	$126,544	$306,004	$116,168	$110,995
7/31/24	$128,744	$309,728	$116,688	$113,588
8/31/24	$129,222	$317,241	$117,246	$115,220
9/30/24	$128,935	$324,017	$117,755	$116,763
10/31/24	$129,796	$321,078	$118,203	$113,867
11/30/24	$130,083	$339,926	$118,654	$115,071
12/31/24	$129,986	$331,823	$119,134	$113,188
1/31/25	$131,438	$341,063	$119,572	$113,788
2/28/25	$133,083	$336,613	$119,952	$116,292
3/31/25	$133,180	$317,647	$120,353	$116,336
4/30/25	$132,890	$315,493	$120,767	$116,793
5/31/25	$133,567	$335,352	$121,206	$115,957

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	6.11%	3.36%	2.94%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 718,799,961
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 9,292,291
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$718,799,961
Number of Portfolio Holdings	105
Total Advisory Fees Paid	$9,292,291
Portfolio Turnover Rate	162%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	23.18%
Consumer, Non-cyclical	19.07%
Technology	16.56%
Financials	12.53%
Consumer, Cyclical	8.86%
Funds	7.63%
Energy	6.29%
Industrials	3.96%
Utilities	1.75%
Materials	0.17%

Region Weighting (% of Total Investments)

Value	Value
Americas	95.08%
EMEA	4.92%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000017637
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class R
Trading Symbol	ARBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$160	1.55%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and health care were the top performing sectors, while real estate was the only sector that detracted from returns for the period. Top contributors included the acquisition of ANSYS by Synopsys, the acquisition of DS Smith by International Paper Co, and the acquisition of Catalent by Novo Holdings. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Redfin by Rocket Cos, and a position related to contingent value rights issued as a portion of payment in Bristol-Myers Squibb’s acquisition of Celgene.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R $13,027	S&P 500® Index $33,535	ICE BofA U.S. 3-Month Treasury Bill Index $12,121	Bloomberg U.S. Aggregate Bond Index $11,596
5/31/15	$10,000	$10,000	$10,000	$10,000
6/30/15	$9,861	$9,806	$10,000	$9,891
7/31/15	$9,854	$10,012	$10,000	$9,960
8/31/15	$9,838	$9,408	$10,001	$9,945
9/30/15	$9,722	$9,175	$10,001	$10,013
10/31/15	$9,815	$9,949	$10,001	$10,014
11/30/15	$9,838	$9,979	$10,001	$9,988
12/31/15	$9,890	$9,821	$10,005	$9,956
1/31/16	$9,945	$9,334	$10,005	$10,093
2/29/16	$9,993	$9,321	$10,007	$10,164
3/31/16	$10,048	$9,954	$10,012	$10,257
4/30/16	$10,032	$9,992	$10,015	$10,297
5/31/16	$10,087	$10,172	$10,016	$10,299
6/30/16	$10,087	$10,198	$10,019	$10,485
7/31/16	$10,095	$10,574	$10,022	$10,551
8/31/16	$10,103	$10,589	$10,024	$10,539
9/30/16	$10,158	$10,591	$10,029	$10,533
10/31/16	$10,072	$10,398	$10,031	$10,452
11/30/16	$10,166	$10,783	$10,033	$10,205
12/31/16	$10,224	$10,996	$10,037	$10,219
1/31/17	$10,232	$11,204	$10,042	$10,239
2/28/17	$10,272	$11,649	$10,046	$10,308
3/31/17	$10,320	$11,663	$10,048	$10,303
4/30/17	$10,367	$11,783	$10,054	$10,382
5/31/17	$10,407	$11,948	$10,060	$10,462
6/30/17	$10,455	$12,023	$10,068	$10,452
7/31/17	$10,447	$12,270	$10,077	$10,497
8/31/17	$10,471	$12,308	$10,086	$10,591
9/30/17	$10,479	$12,562	$10,095	$10,540
10/31/17	$10,527	$12,855	$10,104	$10,546
11/30/17	$10,415	$13,249	$10,112	$10,533
12/31/17	$10,489	$13,396	$10,123	$10,581
1/31/18	$10,522	$14,163	$10,135	$10,459
2/28/18	$10,605	$13,641	$10,145	$10,360
3/31/18	$10,481	$13,295	$10,159	$10,427
4/30/18	$10,374	$13,346	$10,173	$10,349
5/31/18	$10,440	$13,667	$10,188	$10,423
6/30/18	$10,481	$13,751	$10,205	$10,410
7/31/18	$10,448	$14,263	$10,221	$10,413
8/31/18	$10,465	$14,728	$10,240	$10,480
9/30/18	$10,522	$14,812	$10,255	$10,412
10/31/18	$10,539	$13,799	$10,273	$10,330
11/30/18	$10,646	$14,080	$10,294	$10,391
12/31/18	$10,711	$12,809	$10,313	$10,582
1/31/19	$10,753	$13,835	$10,333	$10,695
2/28/19	$10,770	$14,280	$10,352	$10,689
3/31/19	$10,804	$14,557	$10,374	$10,894
4/30/19	$10,904	$15,147	$10,394	$10,897
5/31/19	$10,846	$14,184	$10,418	$11,090
6/30/19	$10,846	$15,184	$10,440	$11,229
7/31/19	$10,921	$15,402	$10,460	$11,254
8/31/19	$10,946	$15,158	$10,481	$11,546
9/30/19	$10,946	$15,442	$10,500	$11,484
10/31/19	$10,997	$15,776	$10,520	$11,519
11/30/19	$11,047	$16,349	$10,533	$11,513
12/31/19	$11,093	$16,842	$10,548	$11,505
1/31/20	$11,127	$16,836	$10,562	$11,726
2/29/20	$11,085	$15,450	$10,578	$11,937
3/31/20	$10,776	$13,541	$10,609	$11,867
4/30/20	$11,145	$15,277	$10,610	$12,078
5/31/20	$11,179	$16,005	$10,610	$12,134
6/30/20	$11,170	$16,323	$10,611	$12,211
7/31/20	$11,256	$17,244	$10,613	$12,393
8/31/20	$11,316	$18,483	$10,614	$12,293
9/30/20	$11,342	$17,781	$10,615	$12,286
10/31/20	$11,410	$17,308	$10,616	$12,231
11/30/20	$11,539	$19,203	$10,618	$12,351
12/31/20	$11,696	$19,941	$10,619	$12,368
1/31/21	$11,806	$19,740	$10,620	$12,280
2/28/21	$11,806	$20,284	$10,621	$12,102
3/31/21	$11,870	$21,172	$10,621	$11,951
4/30/21	$11,980	$22,302	$10,621	$12,046
5/31/21	$12,026	$22,458	$10,622	$12,085
6/30/21	$11,934	$22,982	$10,621	$12,170
7/31/21	$11,687	$23,528	$10,622	$12,306
8/31/21	$11,751	$24,244	$10,622	$12,283
9/30/21	$11,815	$23,116	$10,623	$12,176
10/31/21	$11,843	$24,735	$10,622	$12,173
11/30/21	$11,687	$24,564	$10,623	$12,209
12/31/21	$11,795	$25,665	$10,624	$12,178
1/31/22	$11,657	$24,337	$10,623	$11,915
2/28/22	$11,666	$23,608	$10,625	$11,782
3/31/22	$11,749	$24,485	$10,628	$11,455
4/30/22	$11,676	$22,350	$10,630	$11,020
5/31/22	$11,565	$22,391	$10,637	$11,091
6/30/22	$11,408	$20,542	$10,639	$10,917
7/31/22	$11,574	$22,437	$10,645	$11,184
8/31/22	$11,629	$21,522	$10,662	$10,868
9/30/22	$11,537	$19,539	$10,688	$10,399
10/31/22	$11,731	$21,121	$10,705	$10,264
11/30/22	$11,620	$22,302	$10,740	$10,641
12/31/22	$11,675	$21,017	$10,778	$10,593
1/31/23	$11,695	$22,337	$10,812	$10,919
2/28/23	$11,675	$21,792	$10,847	$10,637
3/31/23	$11,704	$22,592	$10,894	$10,907
4/30/23	$11,714	$22,945	$10,929	$10,973
5/31/23	$11,446	$23,045	$10,971	$10,854
6/30/23	$11,628	$24,568	$11,021	$10,815
7/31/23	$11,809	$25,357	$11,065	$10,808
8/31/23	$11,934	$24,953	$11,115	$10,738
9/30/23	$11,962	$23,763	$11,166	$10,466
10/31/23	$11,905	$23,264	$11,216	$10,300
11/30/23	$12,192	$25,388	$11,266	$10,767
12/31/23	$12,369	$26,542	$11,319	$11,179
1/31/24	$12,300	$26,988	$11,367	$11,148
2/29/24	$12,300	$28,429	$11,414	$10,991
3/31/24	$12,486	$29,343	$11,465	$11,092
4/30/24	$12,252	$28,145	$11,514	$10,812
5/31/24	$12,310	$29,540	$11,570	$10,995
6/30/24	$12,369	$30,600	$11,617	$11,100
7/31/24	$12,583	$30,973	$11,669	$11,359
8/31/24	$12,622	$31,724	$11,725	$11,522
9/30/24	$12,603	$32,402	$11,776	$11,676
10/31/24	$12,671	$32,108	$11,820	$11,387
11/30/24	$12,710	$33,993	$11,865	$11,507
12/31/24	$12,692	$33,182	$11,913	$11,319
1/31/25	$12,830	$34,106	$11,957	$11,379
2/28/25	$12,988	$33,661	$11,995	$11,629
3/31/25	$12,997	$31,765	$12,035	$11,634
4/30/25	$12,958	$31,549	$12,077	$11,679
5/31/25	$13,027	$33,535	$12,121	$11,596

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	5.82%	3.11%	2.68%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 718,799,961
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 9,292,291
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$718,799,961
Number of Portfolio Holdings	105
Total Advisory Fees Paid	$9,292,291
Portfolio Turnover Rate	162%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	23.18%
Consumer, Non-cyclical	19.07%
Technology	16.56%
Financials	12.53%
Consumer, Cyclical	8.86%
Funds	7.63%
Energy	6.29%
Industrials	3.96%
Utilities	1.75%
Materials	0.17%

Region Weighting (% of Total Investments)

Value	Value
Americas	95.08%
EMEA	4.92%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000127230
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class A
Trading Symbol	AGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-credit-opportunities
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.26%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Positive performance was sourced from both credit special situations investments and merger-related credit investments. Nearly all of the Fund’s returns were generated by investments in US-based catalysts. Information technology and health care were the top performing sectors. While no individual sectors generated negative returns overall, the Fund’s broad market hedges detracted from performance – though this performance was in line with their intended use case, mitigating volatility elsewhere in the portfolio. Top contributors included the Fund’s investments in the bonds of Spirit AeroSystems, Spotify Technology, and Getty Images. Top detractors included the Fund’s broad market hedges as well as the Fund’s investments in the bonds of E2open and Boeing.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A with sales charge $13,179	Bloomberg U.S. Aggregate Bond Index $11,596	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
5/31/15	$9,678	$10,000	$10,000
6/30/15	$9,662	$9,891	$10,000
7/31/15	$9,643	$9,960	$10,000
8/31/15	$9,584	$9,945	$10,001
9/30/15	$9,507	$10,013	$10,001
10/31/15	$9,546	$10,014	$10,001
11/30/15	$9,517	$9,988	$10,001
12/31/15	$9,484	$9,956	$10,005
1/31/16	$9,464	$10,093	$10,005
2/29/16	$9,564	$10,164	$10,007
3/31/16	$9,601	$10,257	$10,012
4/30/16	$9,591	$10,297	$10,015
5/31/16	$9,681	$10,299	$10,016
6/30/16	$9,680	$10,485	$10,019
7/31/16	$9,730	$10,551	$10,022
8/31/16	$9,801	$10,539	$10,024
9/30/16	$9,867	$10,533	$10,029
10/31/16	$9,827	$10,452	$10,031
11/30/16	$9,887	$10,205	$10,033
12/31/16	$9,926	$10,219	$10,037
1/31/17	$9,926	$10,239	$10,042
2/28/17	$9,936	$10,308	$10,046
3/31/17	$9,854	$10,303	$10,048
4/30/17	$9,907	$10,382	$10,054
5/31/17	$9,931	$10,462	$10,060
6/30/17	$10,008	$10,452	$10,068
7/31/17	$10,005	$10,497	$10,077
8/31/17	$9,997	$10,591	$10,086
9/30/17	$10,018	$10,540	$10,095
10/31/17	$10,076	$10,546	$10,104
11/30/17	$9,983	$10,533	$10,112
12/31/17	$10,052	$10,581	$10,123
1/31/18	$10,128	$10,459	$10,135
2/28/18	$10,185	$10,360	$10,145
3/31/18	$10,197	$10,427	$10,159
4/30/18	$10,216	$10,349	$10,173
5/31/18	$10,238	$10,423	$10,188
6/30/18	$10,245	$10,410	$10,205
7/31/18	$10,244	$10,413	$10,221
8/31/18	$10,278	$10,480	$10,240
9/30/18	$10,290	$10,412	$10,255
10/31/18	$10,237	$10,330	$10,273
11/30/18	$10,266	$10,391	$10,294
12/31/18	$10,198	$10,582	$10,313
1/31/19	$10,338	$10,695	$10,333
2/28/19	$10,398	$10,689	$10,352
3/31/19	$10,435	$10,894	$10,374
4/30/19	$10,484	$10,897	$10,394
5/31/19	$10,499	$11,090	$10,418
6/30/19	$10,548	$11,229	$10,440
7/31/19	$10,567	$11,254	$10,460
8/31/19	$10,606	$11,546	$10,481
9/30/19	$10,623	$11,484	$10,500
10/31/19	$10,630	$11,519	$10,520
11/30/19	$10,682	$11,513	$10,533
12/31/19	$10,737	$11,505	$10,548
1/31/20	$10,767	$11,726	$10,562
2/29/20	$10,782	$11,937	$10,578
3/31/20	$10,149	$11,867	$10,609
4/30/20	$10,383	$12,078	$10,610
5/31/20	$10,768	$12,134	$10,610
6/30/20	$10,946	$12,211	$10,611
7/31/20	$11,057	$12,393	$10,613
8/31/20	$11,187	$12,293	$10,614
9/30/20	$11,178	$12,286	$10,615
10/31/20	$11,222	$12,231	$10,616
11/30/20	$11,383	$12,351	$10,618
12/31/20	$11,440	$12,368	$10,619
1/31/21	$11,477	$12,280	$10,620
2/28/21	$11,553	$12,102	$10,621
3/31/21	$11,564	$11,951	$10,621
4/30/21	$11,637	$12,046	$10,621
5/31/21	$11,632	$12,085	$10,622
6/30/21	$11,672	$12,170	$10,621
7/31/21	$11,665	$12,306	$10,622
8/31/21	$11,684	$12,283	$10,622
9/30/21	$11,687	$12,176	$10,623
10/31/21	$11,726	$12,173	$10,622
11/30/21	$11,732	$12,209	$10,623
12/31/21	$11,791	$12,178	$10,624
1/31/22	$11,717	$11,915	$10,623
2/28/22	$11,726	$11,782	$10,625
3/31/22	$11,694	$11,455	$10,628
4/30/22	$11,530	$11,020	$10,630
5/31/22	$11,427	$11,091	$10,637
6/30/22	$11,137	$10,917	$10,639
7/31/22	$11,344	$11,184	$10,645
8/31/22	$11,380	$10,868	$10,662
9/30/22	$11,337	$10,399	$10,688
10/31/22	$11,420	$10,264	$10,705
11/30/22	$11,529	$10,641	$10,740
12/31/22	$11,443	$10,593	$10,778
1/31/23	$11,633	$10,919	$10,812
2/28/23	$11,701	$10,637	$10,847
3/31/23	$11,705	$10,907	$10,894
4/30/23	$11,775	$10,973	$10,929
5/31/23	$11,756	$10,854	$10,971
6/30/23	$11,872	$10,815	$11,021
7/31/23	$11,854	$10,808	$11,065
8/31/23	$11,947	$10,738	$11,115
9/30/23	$12,005	$10,466	$11,166
10/31/23	$11,978	$10,300	$11,216
11/30/23	$12,109	$10,767	$11,266
12/31/23	$12,247	$11,179	$11,319
1/31/24	$12,296	$11,148	$11,367
2/29/24	$12,346	$10,991	$11,414
3/31/24	$12,339	$11,092	$11,465
4/30/24	$12,371	$10,812	$11,514
5/31/24	$12,458	$10,995	$11,570
6/30/24	$12,534	$11,100	$11,617
7/31/24	$12,594	$11,359	$11,669
8/31/24	$12,689	$11,522	$11,725
9/30/24	$12,761	$11,676	$11,776
10/31/24	$12,791	$11,387	$11,820
11/30/24	$12,828	$11,507	$11,865
12/31/24	$12,888	$11,319	$11,913
1/31/25	$12,968	$11,379	$11,957
2/28/25	$13,018	$11,629	$11,995
3/31/25	$13,083	$11,634	$12,035
4/30/25	$13,115	$11,679	$12,077
5/31/25	$13,179	$11,596	$12,121

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	5.79%	4.12%	3.14%
Class A (After Sales Charges)	2.30%	3.44%	2.80%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%

AssetsNet	$ 166,298,753
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 850,749
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$166,298,753
Number of Portfolio Holdings	84
Total Advisory Fees Paid	$850,749
Portfolio Turnover Rate	132%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.48%
Technology	18.50%
Telecommunication Services	17.56%
Industrials	12.03%
Consumer, Cyclical	10.92%
Financials	7.57%
Utilities	5.19%
Government	3.57%
Materials	1.18%

Credit Quality (% of Total Investments)Footnote Reference1

Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	8.62%
BB	15.09%
B	39.19%
Below B	3.41%
Not Rated	33.69%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Credit Quality Explanation [Text Block]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.
Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000120978
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class I
Trading Symbol	ACFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-credit-opportunities
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Positive performance was sourced from both credit special situations investments and merger-related credit investments. Nearly all of the Fund’s returns were generated by investments in US-based catalysts. Information technology and health care were the top performing sectors. While no individual sectors generated negative returns overall, the Fund’s broad market hedges detracted from performance – though this performance was in line with their intended use case, mitigating volatility elsewhere in the portfolio. Top contributors included the Fund’s investments in the bonds of Spirit AeroSystems, Spotify Technology, and Getty Images. Top detractors included the Fund’s broad market hedges as well as the Fund’s investments in the bonds of E2open and Boeing.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class I $139,637	Bloomberg U.S. Aggregate Bond Index $115,957	ICE BofA U.S. 3-Month Treasury Bill Index $121,206
5/31/15	$100,000	$100,000	$100,000
6/30/15	$99,846	$98,910	$100,003
7/31/15	$99,745	$99,597	$99,997
8/31/15	$99,135	$99,454	$100,013
9/30/15	$98,402	$100,127	$100,014
10/31/15	$98,811	$100,144	$100,007
11/30/15	$98,504	$99,879	$100,013
12/31/15	$98,136	$99,556	$100,046
1/31/16	$98,033	$100,926	$100,049
2/29/16	$99,065	$101,642	$100,074
3/31/16	$99,471	$102,574	$100,120
4/30/16	$99,367	$102,968	$100,146
5/31/16	$100,300	$102,995	$100,155
6/30/16	$100,357	$104,845	$100,193
7/31/16	$100,878	$105,508	$100,220
8/31/16	$101,712	$105,388	$100,239
9/30/16	$102,356	$105,326	$100,289
10/31/16	$101,938	$104,520	$100,313
11/30/16	$102,566	$102,048	$100,331
12/31/16	$103,043	$102,192	$100,373
1/31/17	$103,043	$102,392	$100,418
2/28/17	$103,149	$103,081	$100,460
3/31/17	$102,358	$103,026	$100,477
4/30/17	$102,932	$103,822	$100,541
5/31/17	$103,092	$104,621	$100,596
6/30/17	$103,912	$104,516	$100,680
7/31/17	$104,015	$104,965	$100,766
8/31/17	$103,952	$105,906	$100,860
9/30/17	$104,194	$105,402	$100,947
10/31/17	$104,705	$105,463	$101,037
11/30/17	$103,866	$105,328	$101,121
12/31/17	$104,528	$105,811	$101,230
1/31/18	$105,365	$104,593	$101,354
2/28/18	$105,985	$103,601	$101,450
3/31/18	$106,124	$104,266	$101,586
4/30/18	$106,345	$103,490	$101,725
5/31/18	$106,815	$104,229	$101,881
6/30/18	$106,793	$104,100	$102,049
7/31/18	$106,813	$104,125	$102,211
8/31/18	$107,294	$104,795	$102,395
9/30/18	$107,332	$104,121	$102,546
10/31/18	$106,800	$103,298	$102,730
11/30/18	$107,129	$103,914	$102,942
12/31/18	$106,439	$105,823	$103,130
1/31/19	$107,926	$106,947	$103,333
2/28/19	$108,573	$106,885	$103,517
3/31/19	$108,983	$108,938	$103,741
4/30/19	$109,512	$108,965	$103,944
5/31/19	$109,699	$110,900	$104,181
6/30/19	$110,226	$112,292	$104,405
7/31/19	$110,453	$112,539	$104,602
8/31/19	$110,880	$115,456	$104,814
9/30/19	$111,079	$114,841	$104,999
10/31/19	$111,298	$115,187	$105,201
11/30/19	$111,750	$115,128	$105,330
12/31/19	$112,470	$115,048	$105,482
1/31/20	$112,808	$117,262	$105,624
2/29/20	$112,871	$119,372	$105,779
3/31/20	$106,264	$118,670	$106,088
4/30/20	$108,735	$120,779	$106,097
5/31/20	$112,797	$121,341	$106,098
6/30/20	$114,560	$122,106	$106,113
7/31/20	$115,870	$123,930	$106,133
8/31/20	$117,137	$122,929	$106,142
9/30/20	$117,186	$122,862	$106,153
10/31/20	$117,673	$122,314	$106,165
11/30/20	$119,264	$123,514	$106,175
12/31/20	$120,014	$123,684	$106,187
1/31/21	$120,420	$122,797	$106,195
2/28/21	$121,245	$121,024	$106,206
3/31/21	$121,385	$119,513	$106,213
4/30/21	$122,176	$120,457	$106,214
5/31/21	$122,147	$120,850	$106,217
6/30/21	$122,469	$121,699	$106,213
7/31/21	$122,424	$123,060	$106,219
8/31/21	$122,773	$122,826	$106,223
9/30/21	$122,834	$121,762	$106,229
10/31/21	$123,265	$121,729	$106,224
11/30/21	$123,236	$122,089	$106,230
12/31/21	$123,880	$121,777	$106,239
1/31/22	$123,243	$119,153	$106,233
2/28/22	$123,240	$117,824	$106,248
3/31/22	$122,932	$114,550	$106,279
4/30/22	$121,354	$110,203	$106,295
5/31/22	$120,298	$110,914	$106,368
6/30/22	$117,266	$109,174	$106,391
7/31/22	$119,475	$111,841	$106,446
8/31/22	$119,877	$108,682	$106,617
9/30/22	$119,319	$103,986	$106,883
10/31/22	$120,346	$102,639	$107,051
11/30/22	$121,395	$106,413	$107,396
12/31/22	$120,514	$105,933	$107,784
1/31/23	$122,667	$109,192	$108,122
2/28/23	$123,403	$106,369	$108,475
3/31/23	$123,474	$109,071	$108,941
4/30/23	$124,238	$109,732	$109,285
5/31/23	$123,941	$108,537	$109,713
6/30/23	$125,314	$108,150	$110,214
7/31/23	$125,020	$108,075	$110,654
8/31/23	$126,164	$107,385	$111,153
9/30/23	$126,663	$104,656	$111,663
10/31/23	$126,412	$103,004	$112,162
11/30/23	$127,948	$107,669	$112,665
12/31/23	$129,438	$111,790	$113,190
1/31/24	$129,850	$111,483	$113,674
2/29/24	$130,539	$109,908	$114,139
3/31/24	$130,491	$110,923	$114,653
4/30/24	$130,858	$108,121	$115,144
5/31/24	$131,661	$109,954	$115,696
6/30/24	$132,631	$110,995	$116,168
7/31/24	$133,293	$113,588	$116,688
8/31/24	$134,325	$115,220	$117,246
9/30/24	$135,120	$116,763	$117,755
10/31/24	$135,332	$113,867	$118,203
11/30/24	$135,885	$115,071	$118,654
12/31/24	$136,554	$113,188	$119,134
1/31/25	$137,427	$113,788	$119,572
2/28/25	$137,980	$116,292	$119,952
3/31/25	$138,561	$116,336	$120,353
4/30/25	$139,076	$116,793	$120,767
5/31/25	$139,637	$115,957	$121,206

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	6.06%	4.36%	3.40%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%

AssetsNet	$ 166,298,753
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 850,749
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$166,298,753
Number of Portfolio Holdings	84
Total Advisory Fees Paid	$850,749
Portfolio Turnover Rate	132%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.48%
Technology	18.50%
Telecommunication Services	17.56%
Industrials	12.03%
Consumer, Cyclical	10.92%
Financials	7.57%
Utilities	5.19%
Government	3.57%
Materials	1.18%

Credit Quality (% of Total Investments)Footnote Reference1

Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	8.62%
BB	15.09%
B	39.19%
Below B	3.41%
Not Rated	33.69%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Credit Quality Explanation [Text Block]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.
Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000120977
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class R
Trading Symbol	ARCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-credit-opportunities
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$130	1.26%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Positive performance was sourced from both credit special situations investments and merger-related credit investments. Nearly all of the Fund’s returns were generated by investments in US-based catalysts. Information technology and health care were the top performing sectors. While no individual sectors generated negative returns overall, the Fund’s broad market hedges detracted from performance – though this performance was in line with their intended use case, mitigating volatility elsewhere in the portfolio. Top contributors included the Fund’s investments in the bonds of Spirit AeroSystems, Spotify Technology, and Getty Images. Top detractors included the Fund’s broad market hedges as well as the Fund’s investments in the bonds of E2open and Boeing.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R $13,624	Bloomberg U.S. Aggregate Bond Index $11,596	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
5/31/15	$10,000	$10,000	$10,000
6/30/15	$9,983	$9,891	$10,000
7/31/15	$9,973	$9,960	$10,000
8/31/15	$9,902	$9,945	$10,001
9/30/15	$9,823	$10,013	$10,001
10/31/15	$9,864	$10,014	$10,001
11/30/15	$9,833	$9,988	$10,001
12/31/15	$9,799	$9,956	$10,005
1/31/16	$9,789	$10,093	$10,005
2/29/16	$9,882	$10,164	$10,007
3/31/16	$9,927	$10,257	$10,012
4/30/16	$9,917	$10,297	$10,015
5/31/16	$10,010	$10,299	$10,016
6/30/16	$10,009	$10,485	$10,019
7/31/16	$10,061	$10,551	$10,022
8/31/16	$10,133	$10,539	$10,024
9/30/16	$10,202	$10,533	$10,029
10/31/16	$10,150	$10,452	$10,031
11/30/16	$10,222	$10,205	$10,033
12/31/16	$10,262	$10,219	$10,037
1/31/17	$10,262	$10,239	$10,042
2/28/17	$10,273	$10,308	$10,046
3/31/17	$10,188	$10,303	$10,048
4/30/17	$10,243	$10,382	$10,054
5/31/17	$10,267	$10,462	$10,060
6/30/17	$10,347	$10,452	$10,068
7/31/17	$10,344	$10,497	$10,077
8/31/17	$10,336	$10,591	$10,086
9/30/17	$10,358	$10,540	$10,095
10/31/17	$10,417	$10,546	$10,104
11/30/17	$10,321	$10,533	$10,112
12/31/17	$10,381	$10,581	$10,123
1/31/18	$10,462	$10,459	$10,135
2/28/18	$10,521	$10,360	$10,145
3/31/18	$10,544	$10,427	$10,159
4/30/18	$10,563	$10,349	$10,173
5/31/18	$10,597	$10,423	$10,188
6/30/18	$10,604	$10,410	$10,205
7/31/18	$10,604	$10,413	$10,221
8/31/18	$10,638	$10,480	$10,240
9/30/18	$10,651	$10,412	$10,255
10/31/18	$10,596	$10,330	$10,273
11/30/18	$10,616	$10,391	$10,294
12/31/18	$10,557	$10,582	$10,313
1/31/19	$10,690	$10,695	$10,333
2/28/19	$10,763	$10,689	$10,352
3/31/19	$10,801	$10,894	$10,374
4/30/19	$10,852	$10,897	$10,394
5/31/19	$10,868	$11,090	$10,418
6/30/19	$10,906	$11,229	$10,440
7/31/19	$10,927	$11,254	$10,460
8/31/19	$10,978	$11,546	$10,481
9/30/19	$10,984	$11,484	$10,500
10/31/19	$11,003	$11,519	$10,520
11/30/19	$11,057	$11,513	$10,533
12/31/19	$11,114	$11,505	$10,548
1/31/20	$11,145	$11,726	$10,562
2/29/20	$11,161	$11,937	$10,578
3/31/20	$10,497	$11,867	$10,609
4/30/20	$10,738	$12,078	$10,610
5/31/20	$11,135	$12,134	$10,610
6/30/20	$11,317	$12,211	$10,611
7/31/20	$11,432	$12,393	$10,613
8/31/20	$11,566	$12,293	$10,614
9/30/20	$11,569	$12,286	$10,615
10/31/20	$11,602	$12,231	$10,616
11/30/20	$11,768	$12,351	$10,618
12/31/20	$11,827	$12,368	$10,619
1/31/21	$11,864	$12,280	$10,620
2/28/21	$11,943	$12,102	$10,621
3/31/21	$11,955	$11,951	$10,621
4/30/21	$12,042	$12,046	$10,621
5/31/21	$12,036	$12,085	$10,622
6/30/21	$12,065	$12,170	$10,621
7/31/21	$12,059	$12,306	$10,622
8/31/21	$12,078	$12,283	$10,622
9/30/21	$12,094	$12,176	$10,623
10/31/21	$12,122	$12,173	$10,622
11/30/21	$12,129	$12,209	$10,623
12/31/21	$12,189	$12,178	$10,624
1/31/22	$12,112	$11,915	$10,623
2/28/22	$12,122	$11,782	$10,625
3/31/22	$12,089	$11,455	$10,628
4/30/22	$11,920	$11,020	$10,630
5/31/22	$11,815	$11,091	$10,637
6/30/22	$11,516	$10,917	$10,639
7/31/22	$11,730	$11,184	$10,645
8/31/22	$11,767	$10,868	$10,662
9/30/22	$11,722	$10,399	$10,688
10/31/22	$11,808	$10,264	$10,705
11/30/22	$11,920	$10,641	$10,740
12/31/22	$11,832	$10,593	$10,778
1/31/23	$12,028	$10,919	$10,812
2/28/23	$12,097	$10,637	$10,847
3/31/23	$12,102	$10,907	$10,894
4/30/23	$12,174	$10,973	$10,929
5/31/23	$12,155	$10,854	$10,971
6/30/23	$12,274	$10,815	$11,021
7/31/23	$12,256	$10,808	$11,065
8/31/23	$12,352	$10,738	$11,115
9/30/23	$12,411	$10,466	$11,166
10/31/23	$12,385	$10,300	$11,216
11/30/23	$12,519	$10,767	$11,266
12/31/23	$12,662	$11,179	$11,319
1/31/24	$12,712	$11,148	$11,367
2/29/24	$12,764	$10,991	$11,414
3/31/24	$12,757	$11,092	$11,465
4/30/24	$12,790	$10,812	$11,514
5/31/24	$12,879	$10,995	$11,570
6/30/24	$12,958	$11,100	$11,617
7/31/24	$13,033	$11,359	$11,669
8/31/24	$13,131	$11,522	$11,725
9/30/24	$13,192	$11,676	$11,776
10/31/24	$13,224	$11,387	$11,820
11/30/24	$13,262	$11,507	$11,865
12/31/24	$13,324	$11,319	$11,913
1/31/25	$13,406	$11,379	$11,957
2/28/25	$13,458	$11,629	$11,995
3/31/25	$13,525	$11,634	$12,035
4/30/25	$13,572	$11,679	$12,077
5/31/25	$13,624	$11,596	$12,121

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	5.78%	4.12%	3.14%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%

AssetsNet	$ 166,298,753
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 850,749
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$166,298,753
Number of Portfolio Holdings	84
Total Advisory Fees Paid	$850,749
Portfolio Turnover Rate	132%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.48%
Technology	18.50%
Telecommunication Services	17.56%
Industrials	12.03%
Consumer, Cyclical	10.92%
Financials	7.57%
Utilities	5.19%
Government	3.57%
Materials	1.18%

Credit Quality (% of Total Investments)Footnote Reference1

Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	8.62%
BB	15.09%
B	39.19%
Below B	3.41%
Not Rated	33.69%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Credit Quality Explanation [Text Block]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.
Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000127229
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class A
Trading Symbol	AGEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-event-driven
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$175	1.70%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Returns were sourced predominantly from the Fund’s merger arbitrage sleeve. The vast majority of the Fund’s performance was generated by investments in US-based catalysts. Information technology and industrials were the top performing sectors. No sectors detracted from returns for the periods. Top contributors included the Fund’s combined position in Apollo Global Management’s bid to simultaneously acquire and subsequently merge Everi and IGT Gaming – in which we were positioned with both equity and credit investments, the acquisition of ANSYS by Synopsys, and the acquisition of Catalent by Novo Holdings. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Cross Country Healthcare by Aya Healthcare, and a position related to contingent value rights issued as a portion of payment in Bristol-Myers Squibb’s acquisition of Celgene.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A with sales charge $12,591	S&P 500® Index $33,535	ICE BofA U.S. 3-Month Treasury Bill Index $12,121	Bloomberg U.S. Aggregate Bond Index $11,596
5/31/15	$9,672	$10,000	$10,000	$10,000
6/30/15	$9,453	$9,806	$10,000	$9,891
7/31/15	$9,354	$10,012	$10,000	$9,960
8/31/15	$9,245	$9,408	$10,001	$9,945
9/30/15	$8,897	$9,175	$10,001	$10,013
10/31/15	$8,946	$9,949	$10,001	$10,014
11/30/15	$8,857	$9,979	$10,001	$9,988
12/31/15	$8,852	$9,821	$10,005	$9,956
1/31/16	$8,862	$9,334	$10,005	$10,093
2/29/16	$8,953	$9,321	$10,007	$10,164
3/31/16	$9,045	$9,954	$10,012	$10,257
4/30/16	$9,065	$9,992	$10,015	$10,297
5/31/16	$9,137	$10,172	$10,016	$10,299
6/30/16	$9,126	$10,198	$10,019	$10,485
7/31/16	$9,187	$10,574	$10,022	$10,551
8/31/16	$9,228	$10,589	$10,024	$10,539
9/30/16	$9,279	$10,591	$10,029	$10,533
10/31/16	$9,157	$10,398	$10,031	$10,452
11/30/16	$9,248	$10,783	$10,033	$10,205
12/31/16	$9,309	$10,996	$10,037	$10,219
1/31/17	$9,320	$11,204	$10,042	$10,239
2/28/17	$9,360	$11,649	$10,046	$10,308
3/31/17	$9,381	$11,663	$10,048	$10,303
4/30/17	$9,432	$11,783	$10,054	$10,382
5/31/17	$9,513	$11,948	$10,060	$10,462
6/30/17	$9,543	$12,023	$10,068	$10,452
7/31/17	$9,523	$12,270	$10,077	$10,497
8/31/17	$9,574	$12,308	$10,086	$10,591
9/30/17	$9,594	$12,562	$10,095	$10,540
10/31/17	$9,645	$12,855	$10,104	$10,546
11/30/17	$9,523	$13,249	$10,112	$10,533
12/31/17	$9,644	$13,396	$10,123	$10,581
1/31/18	$9,736	$14,163	$10,135	$10,459
2/28/18	$9,777	$13,641	$10,145	$10,360
3/31/18	$9,644	$13,295	$10,159	$10,427
4/30/18	$9,583	$13,346	$10,173	$10,349
5/31/18	$9,654	$13,667	$10,188	$10,423
6/30/18	$9,716	$13,751	$10,205	$10,410
7/31/18	$9,644	$14,263	$10,221	$10,413
8/31/18	$9,665	$14,728	$10,240	$10,480
9/30/18	$9,685	$14,812	$10,255	$10,412
10/31/18	$9,573	$13,799	$10,273	$10,330
11/30/18	$9,665	$14,080	$10,294	$10,391
12/31/18	$9,618	$12,809	$10,313	$10,582
1/31/19	$9,743	$13,835	$10,333	$10,695
2/28/19	$9,763	$14,280	$10,352	$10,689
3/31/19	$9,784	$14,557	$10,374	$10,894
4/30/19	$9,950	$15,147	$10,394	$10,897
5/31/19	$9,805	$14,184	$10,418	$11,090
6/30/19	$9,815	$15,184	$10,440	$11,229
7/31/19	$9,888	$15,402	$10,460	$11,254
8/31/19	$9,888	$15,158	$10,481	$11,546
9/30/19	$9,867	$15,442	$10,500	$11,484
10/31/19	$9,909	$15,776	$10,520	$11,519
11/30/19	$9,960	$16,349	$10,533	$11,513
12/31/19	$10,044	$16,842	$10,548	$11,505
1/31/20	$10,075	$16,836	$10,562	$11,726
2/29/20	$10,023	$15,450	$10,578	$11,937
3/31/20	$9,753	$13,541	$10,609	$11,867
4/30/20	$10,273	$15,277	$10,610	$12,078
5/31/20	$10,356	$16,005	$10,610	$12,134
6/30/20	$10,377	$16,323	$10,611	$12,211
7/31/20	$10,460	$17,244	$10,613	$12,393
8/31/20	$10,615	$18,483	$10,614	$12,293
9/30/20	$10,688	$17,781	$10,615	$12,286
10/31/20	$10,740	$17,308	$10,616	$12,231
11/30/20	$11,010	$19,203	$10,618	$12,351
12/31/20	$11,358	$19,941	$10,619	$12,368
1/31/21	$11,503	$19,740	$10,620	$12,280
2/28/21	$11,576	$20,284	$10,621	$12,102
3/31/21	$11,628	$21,172	$10,621	$11,951
4/30/21	$11,753	$22,302	$10,621	$12,046
5/31/21	$11,826	$22,458	$10,622	$12,085
6/30/21	$11,711	$22,982	$10,621	$12,170
7/31/21	$11,379	$23,528	$10,622	$12,306
8/31/21	$11,462	$24,244	$10,622	$12,283
9/30/21	$11,524	$23,116	$10,623	$12,176
10/31/21	$11,587	$24,735	$10,622	$12,173
11/30/21	$11,337	$24,564	$10,623	$12,209
12/31/21	$11,472	$25,665	$10,624	$12,178
1/31/22	$11,337	$24,337	$10,623	$11,915
2/28/22	$11,358	$23,608	$10,625	$11,782
3/31/22	$11,451	$24,485	$10,628	$11,455
4/30/22	$11,358	$22,350	$10,630	$11,020
5/31/22	$11,264	$22,391	$10,637	$11,091
6/30/22	$11,046	$20,542	$10,639	$10,917
7/31/22	$11,233	$22,437	$10,645	$11,184
8/31/22	$11,285	$21,522	$10,662	$10,868
9/30/22	$11,212	$19,539	$10,688	$10,399
10/31/22	$11,420	$21,121	$10,705	$10,264
11/30/22	$11,316	$22,302	$10,740	$10,641
12/31/22	$11,368	$21,017	$10,778	$10,593
1/31/23	$11,389	$22,337	$10,812	$10,919
2/28/23	$11,379	$21,792	$10,847	$10,637
3/31/23	$11,410	$22,592	$10,894	$10,907
4/30/23	$11,420	$22,945	$10,929	$10,973
5/31/23	$11,129	$23,045	$10,971	$10,854
6/30/23	$11,306	$24,568	$11,021	$10,815
7/31/23	$11,483	$25,357	$11,065	$10,808
8/31/23	$11,607	$24,953	$11,115	$10,738
9/30/23	$11,649	$23,763	$11,166	$10,466
10/31/23	$11,555	$23,264	$11,216	$10,300
11/30/23	$11,857	$25,388	$11,266	$10,767
12/31/23	$12,005	$26,542	$11,319	$11,179
1/31/24	$11,922	$26,988	$11,367	$11,148
2/29/24	$11,922	$28,429	$11,414	$10,991
3/31/24	$12,005	$29,343	$11,465	$11,092
4/30/24	$11,838	$28,145	$11,514	$10,812
5/31/24	$11,880	$29,540	$11,570	$10,995
6/30/24	$11,964	$30,600	$11,617	$11,100
7/31/24	$12,246	$30,973	$11,669	$11,359
8/31/24	$12,288	$31,724	$11,725	$11,522
9/30/24	$12,246	$32,402	$11,776	$11,676
10/31/24	$12,298	$32,108	$11,820	$11,387
11/30/24	$12,267	$33,993	$11,865	$11,507
12/31/24	$12,246	$33,182	$11,913	$11,319
1/31/25	$12,392	$34,106	$11,957	$11,379
2/28/25	$12,549	$33,661	$11,995	$11,629
3/31/25	$12,549	$31,765	$12,035	$11,634
4/30/25	$12,507	$31,549	$12,077	$11,679
5/31/25	$12,591	$33,535	$12,121	$11,596

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	5.98%	3.99%	2.67%
Class A (After Sales Charges)	2.55%	3.31%	2.33%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 58,321,509
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 636,342
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,321,509
Number of Portfolio Holdings	116
Total Advisory Fees Paid	$636,342
Portfolio Turnover Rate	195%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	20.68%
Consumer, Non-cyclical	19.61%
Consumer, Cyclical	16.94%
Financials	15.80%
Technology	10.23%
Industrials	8.56%
Energy	4.63%
Utilities	3.55%

Region Weighting (% of Total Investments)

Value	Value
Americas	89.98%
EMEA	10.02%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000092485
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class I
Trading Symbol	AEDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-event-driven
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Returns were sourced predominantly from the Fund’s merger arbitrage sleeve. The vast majority of the Fund’s performance was generated by investments in US-based catalysts. Information technology and industrials were the top performing sectors. No sectors detracted from returns for the periods. Top contributors included the Fund’s combined position in Apollo Global Management’s bid to simultaneously acquire and subsequently merge Everi and IGT Gaming – in which we were positioned with both equity and credit investments, the acquisition of ANSYS by Synopsys, and the acquisition of Catalent by Novo Holdings. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Cross Country Healthcare by Aya Healthcare, and a position related to contingent value rights issued as a portion of payment in Bristol-Myers Squibb’s acquisition of Celgene.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class I $133,388	S&P 500® Index $335,352	ICE BofA U.S. 3-Month Treasury Bill Index $121,206	Bloomberg U.S. Aggregate Bond Index $115,957
5/31/15	$100,000	$100,000	$100,000	$100,000
6/30/15	$97,859	$98,064	$100,003	$98,910
7/31/15	$96,738	$100,119	$99,997	$99,597
8/31/15	$95,617	$94,078	$100,013	$99,454
9/30/15	$92,049	$91,750	$100,014	$100,127
10/31/15	$92,559	$99,490	$100,007	$100,144
11/30/15	$91,743	$99,786	$100,013	$99,879
12/31/15	$91,692	$98,212	$100,046	$99,556
1/31/16	$91,796	$93,338	$100,049	$100,926
2/29/16	$92,740	$93,212	$100,074	$101,642
3/31/16	$93,683	$99,536	$100,120	$102,574
4/30/16	$93,997	$99,922	$100,146	$102,968
5/31/16	$94,731	$101,716	$100,155	$102,995
6/30/16	$94,626	$101,980	$100,193	$104,845
7/31/16	$95,255	$105,739	$100,220	$105,508
8/31/16	$95,674	$105,888	$100,239	$105,388
9/30/16	$96,302	$105,908	$100,289	$105,326
10/31/16	$95,045	$103,976	$100,313	$104,520
11/30/16	$95,988	$107,827	$100,331	$102,048
12/31/16	$96,617	$109,958	$100,373	$102,192
1/31/17	$96,722	$112,044	$100,418	$102,392
2/28/17	$97,141	$116,492	$100,460	$103,081
3/31/17	$97,455	$116,628	$100,477	$103,026
4/30/17	$97,979	$117,826	$100,541	$103,822
5/31/17	$98,817	$119,484	$100,596	$104,621
6/30/17	$99,132	$120,230	$100,680	$104,516
7/31/17	$98,922	$122,702	$100,766	$104,965
8/31/17	$99,446	$123,078	$100,860	$105,906
9/30/17	$99,656	$125,617	$100,947	$105,402
10/31/17	$100,284	$128,548	$101,037	$105,463
11/30/17	$99,027	$132,490	$101,121	$105,328
12/31/17	$100,381	$133,964	$101,230	$105,811
1/31/18	$101,330	$141,634	$101,354	$104,593
2/28/18	$101,751	$136,413	$101,450	$103,601
3/31/18	$100,381	$132,947	$101,586	$104,266
4/30/18	$99,748	$133,457	$101,725	$103,490
5/31/18	$100,592	$136,671	$101,881	$104,229
6/30/18	$101,119	$137,512	$102,049	$104,100
7/31/18	$100,381	$142,629	$102,211	$104,125
8/31/18	$100,697	$147,277	$102,395	$104,795
9/30/18	$100,908	$148,115	$102,546	$104,121
10/31/18	$99,748	$137,991	$102,730	$103,298
11/30/18	$100,802	$140,803	$102,942	$103,914
12/31/18	$100,229	$128,090	$103,130	$105,823
1/31/19	$101,624	$138,355	$103,333	$106,947
2/28/19	$101,839	$142,797	$103,517	$106,885
3/31/19	$102,161	$145,572	$103,741	$108,938
4/30/19	$103,878	$151,466	$103,944	$108,965
5/31/19	$102,376	$141,841	$104,181	$110,900
6/30/19	$102,483	$151,837	$104,405	$112,292
7/31/19	$103,234	$154,019	$104,602	$112,539
8/31/19	$103,234	$151,580	$104,814	$115,456
9/30/19	$103,127	$154,416	$104,999	$114,841
10/31/19	$103,556	$157,760	$105,201	$115,187
11/30/19	$104,093	$163,487	$105,330	$115,128
12/31/19	$105,004	$168,421	$105,482	$115,048
1/31/20	$105,327	$168,355	$105,624	$117,262
2/29/20	$104,788	$154,496	$105,779	$119,372
3/31/20	$102,093	$135,414	$106,088	$118,670
4/30/20	$107,483	$152,773	$106,097	$120,779
5/31/20	$108,346	$160,050	$106,098	$121,341
6/30/20	$108,669	$163,232	$106,113	$122,106
7/31/20	$109,531	$172,436	$106,133	$123,930
8/31/20	$111,148	$184,831	$106,142	$122,929
9/30/20	$112,011	$177,808	$106,153	$122,862
10/31/20	$112,550	$173,080	$106,165	$122,314
11/30/20	$115,353	$192,026	$106,175	$123,514
12/31/20	$119,091	$199,409	$106,187	$123,684
1/31/21	$120,604	$197,395	$106,195	$122,797
2/28/21	$121,468	$202,839	$106,206	$121,024
3/31/21	$121,901	$211,722	$106,213	$119,513
4/30/21	$123,197	$223,021	$106,214	$120,457
5/31/21	$124,062	$224,579	$106,217	$120,850
6/30/21	$122,873	$229,822	$106,213	$121,699
7/31/21	$119,415	$235,281	$106,219	$123,060
8/31/21	$120,388	$242,435	$106,223	$122,826
9/30/21	$121,036	$231,159	$106,229	$121,762
10/31/21	$121,685	$247,355	$106,224	$121,729
11/30/21	$119,091	$245,641	$106,230	$122,089
12/31/21	$120,496	$256,650	$106,239	$121,777
1/31/22	$119,199	$243,369	$106,233	$119,153
2/28/22	$119,415	$236,082	$106,248	$117,824
3/31/22	$120,388	$244,848	$106,279	$114,550
4/30/22	$119,415	$223,496	$106,295	$110,203
5/31/22	$118,442	$223,907	$106,368	$110,914
6/30/22	$116,173	$205,424	$106,391	$109,174
7/31/22	$118,226	$224,365	$106,446	$111,841
8/31/22	$118,767	$215,215	$106,617	$108,682
9/30/22	$118,118	$195,394	$106,883	$103,986
10/31/22	$120,280	$211,214	$107,051	$102,639
11/30/22	$119,307	$223,017	$107,396	$106,413
12/31/22	$119,739	$210,168	$107,784	$105,933
1/31/23	$119,955	$223,374	$108,122	$109,192
2/28/23	$119,955	$217,924	$108,475	$106,369
3/31/23	$120,280	$225,925	$108,941	$109,071
4/30/23	$120,388	$229,451	$109,285	$109,732
5/31/23	$117,362	$230,448	$109,713	$108,537
6/30/23	$119,307	$245,675	$110,214	$108,150
7/31/23	$121,252	$253,568	$110,654	$108,075
8/31/23	$122,549	$249,530	$111,153	$107,385
9/30/23	$122,873	$237,633	$111,663	$104,656
10/31/23	$122,009	$232,637	$112,162	$103,004
11/30/23	$125,251	$253,882	$112,665	$107,669
12/31/23	$126,807	$265,416	$113,190	$111,790
1/31/24	$125,937	$269,877	$113,674	$111,483
2/29/24	$126,045	$284,287	$114,139	$109,908
3/31/24	$126,916	$293,434	$114,653	$110,923
4/30/24	$125,175	$281,448	$115,144	$108,121
5/31/24	$125,610	$295,404	$115,696	$109,954
6/30/24	$126,481	$306,004	$116,168	$110,995
7/31/24	$129,529	$309,728	$116,688	$113,588
8/31/24	$130,073	$317,241	$117,246	$115,220
9/30/24	$129,637	$324,017	$117,755	$116,763
10/31/24	$130,182	$321,078	$118,203	$113,867
11/30/24	$129,855	$339,926	$118,654	$115,071
12/31/24	$129,680	$331,823	$119,134	$113,188
1/31/25	$131,207	$341,063	$119,572	$113,788
2/28/25	$132,952	$336,613	$119,952	$116,292
3/31/25	$132,952	$317,647	$120,353	$116,336
4/30/25	$132,625	$315,493	$120,767	$116,793
5/31/25	$133,388	$335,352	$121,206	$115,957

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	6.19%	4.25%	2.92%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 58,321,509
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 636,342
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,321,509
Number of Portfolio Holdings	116
Total Advisory Fees Paid	$636,342
Portfolio Turnover Rate	195%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	20.68%
Consumer, Non-cyclical	19.61%
Consumer, Cyclical	16.94%
Financials	15.80%
Technology	10.23%
Industrials	8.56%
Energy	4.63%
Utilities	3.55%

Region Weighting (% of Total Investments)

Value	Value
Americas	89.98%
EMEA	10.02%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000092484
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class R
Trading Symbol	AEDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-event-driven
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$175	1.70%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Returns were sourced predominantly from the Fund’s merger arbitrage sleeve. The vast majority of the Fund’s performance was generated by investments in US-based catalysts. Information technology and industrials were the top performing sectors. No sectors detracted from returns for the periods. Top contributors included the Fund’s combined position in Apollo Global Management’s bid to simultaneously acquire and subsequently merge Everi and IGT Gaming – in which we were positioned with both equity and credit investments, the acquisition of ANSYS by Synopsys, and the acquisition of Catalent by Novo Holdings. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Cross Country Healthcare by Aya Healthcare, and a position related to contingent value rights issued as a portion of payment in Bristol-Myers Squibb’s acquisition of Celgene.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R $12,998	S&P 500® Index $33,535	ICE BofA U.S. 3-Month Treasury Bill Index $12,121	Bloomberg U.S. Aggregate Bond Index $11,596
5/31/15	$10,000	$10,000	$10,000	$10,000
6/30/15	$9,774	$9,806	$10,000	$9,891
7/31/15	$9,661	$10,012	$10,000	$9,960
8/31/15	$9,548	$9,408	$10,001	$9,945
9/30/15	$9,198	$9,175	$10,001	$10,013
10/31/15	$9,250	$9,949	$10,001	$10,014
11/30/15	$9,157	$9,979	$10,001	$9,988
12/31/15	$9,150	$9,821	$10,005	$9,956
1/31/16	$9,161	$9,334	$10,005	$10,093
2/29/16	$9,256	$9,321	$10,007	$10,164
3/31/16	$9,350	$9,954	$10,012	$10,257
4/30/16	$9,371	$9,992	$10,015	$10,297
5/31/16	$9,445	$10,172	$10,016	$10,299
6/30/16	$9,434	$10,198	$10,019	$10,485
7/31/16	$9,498	$10,574	$10,022	$10,551
8/31/16	$9,540	$10,589	$10,024	$10,539
9/30/16	$9,592	$10,591	$10,029	$10,533
10/31/16	$9,466	$10,398	$10,031	$10,452
11/30/16	$9,561	$10,783	$10,033	$10,205
12/31/16	$9,613	$10,996	$10,037	$10,219
1/31/17	$9,624	$11,204	$10,042	$10,239
2/28/17	$9,666	$11,649	$10,046	$10,308
3/31/17	$9,697	$11,663	$10,048	$10,303
4/30/17	$9,750	$11,783	$10,054	$10,382
5/31/17	$9,824	$11,948	$10,060	$10,462
6/30/17	$9,855	$12,023	$10,068	$10,452
7/31/17	$9,834	$12,270	$10,077	$10,497
8/31/17	$9,887	$12,308	$10,086	$10,591
9/30/17	$9,908	$12,562	$10,095	$10,540
10/31/17	$9,960	$12,855	$10,104	$10,546
11/30/17	$9,834	$13,249	$10,112	$10,533
12/31/17	$9,967	$13,396	$10,123	$10,581
1/31/18	$10,051	$14,163	$10,135	$10,459
2/28/18	$10,104	$13,641	$10,145	$10,360
3/31/18	$9,967	$13,295	$10,159	$10,427
4/30/18	$9,893	$13,346	$10,173	$10,349
5/31/18	$9,977	$13,667	$10,188	$10,423
6/30/18	$10,030	$13,751	$10,205	$10,410
7/31/18	$9,956	$14,263	$10,221	$10,413
8/31/18	$9,988	$14,728	$10,240	$10,480
9/30/18	$10,009	$14,812	$10,255	$10,412
10/31/18	$9,882	$13,799	$10,273	$10,330
11/30/18	$9,988	$14,080	$10,294	$10,391
12/31/18	$9,933	$12,809	$10,313	$10,582
1/31/19	$10,062	$13,835	$10,333	$10,695
2/28/19	$10,083	$14,280	$10,352	$10,689
3/31/19	$10,104	$14,557	$10,374	$10,894
4/30/19	$10,286	$15,147	$10,394	$10,897
5/31/19	$10,136	$14,184	$10,418	$11,090
6/30/19	$10,147	$15,184	$10,440	$11,229
7/31/19	$10,222	$15,402	$10,460	$11,254
8/31/19	$10,211	$15,158	$10,481	$11,546
9/30/19	$10,190	$15,442	$10,500	$11,484
10/31/19	$10,233	$15,776	$10,520	$11,519
11/30/19	$10,297	$16,349	$10,533	$11,513
12/31/19	$10,382	$16,842	$10,548	$11,505
1/31/20	$10,414	$16,836	$10,562	$11,726
2/29/20	$10,360	$15,450	$10,578	$11,937
3/31/20	$10,081	$13,541	$10,609	$11,867
4/30/20	$10,607	$15,277	$10,610	$12,078
5/31/20	$10,693	$16,005	$10,610	$12,134
6/30/20	$10,725	$16,323	$10,611	$12,211
7/31/20	$10,800	$17,244	$10,613	$12,393
8/31/20	$10,961	$18,483	$10,614	$12,293
9/30/20	$11,036	$17,781	$10,615	$12,286
10/31/20	$11,090	$17,308	$10,616	$12,231
11/30/20	$11,368	$19,203	$10,618	$12,351
12/31/20	$11,733	$19,941	$10,619	$12,368
1/31/21	$11,883	$19,740	$10,620	$12,280
2/28/21	$11,958	$20,284	$10,621	$12,102
3/31/21	$12,012	$21,172	$10,621	$11,951
4/30/21	$12,130	$22,302	$10,621	$12,046
5/31/21	$12,205	$22,458	$10,622	$12,085
6/30/21	$12,087	$22,982	$10,621	$12,170
7/31/21	$11,755	$23,528	$10,622	$12,306
8/31/21	$11,840	$24,244	$10,622	$12,283
9/30/21	$11,894	$23,116	$10,623	$12,176
10/31/21	$11,958	$24,735	$10,622	$12,173
11/30/21	$11,712	$24,564	$10,623	$12,209
12/31/21	$11,840	$25,665	$10,624	$12,178
1/31/22	$11,712	$24,337	$10,623	$11,915
2/28/22	$11,733	$23,608	$10,625	$11,782
3/31/22	$11,819	$24,485	$10,628	$11,455
4/30/22	$11,722	$22,350	$10,630	$11,020
5/31/22	$11,626	$22,391	$10,637	$11,091
6/30/22	$11,411	$20,542	$10,639	$10,917
7/31/22	$11,615	$22,437	$10,645	$11,184
8/31/22	$11,658	$21,522	$10,662	$10,868
9/30/22	$11,583	$19,539	$10,688	$10,399
10/31/22	$11,797	$21,121	$10,705	$10,264
11/30/22	$11,701	$22,302	$10,740	$10,641
12/31/22	$11,744	$21,017	$10,778	$10,593
1/31/23	$11,765	$22,337	$10,812	$10,919
2/28/23	$11,755	$21,792	$10,847	$10,637
3/31/23	$11,787	$22,592	$10,894	$10,907
4/30/23	$11,797	$22,945	$10,929	$10,973
5/31/23	$11,497	$23,045	$10,971	$10,854
6/30/23	$11,679	$24,568	$11,021	$10,815
7/31/23	$11,873	$25,357	$11,065	$10,808
8/31/23	$12,001	$24,953	$11,115	$10,738
9/30/23	$12,033	$23,763	$11,166	$10,466
10/31/23	$11,948	$23,264	$11,216	$10,300
11/30/23	$12,248	$25,388	$11,266	$10,767
12/31/23	$12,405	$26,542	$11,319	$11,179
1/31/24	$12,319	$26,988	$11,367	$11,148
2/29/24	$12,319	$28,429	$11,414	$10,991
3/31/24	$12,405	$29,343	$11,465	$11,092
4/30/24	$12,232	$28,145	$11,514	$10,812
5/31/24	$12,276	$29,540	$11,570	$10,995
6/30/24	$12,362	$30,600	$11,617	$11,100
7/31/24	$12,653	$30,973	$11,669	$11,359
8/31/24	$12,696	$31,724	$11,725	$11,522
9/30/24	$12,653	$32,402	$11,776	$11,676
10/31/24	$12,707	$32,108	$11,820	$11,387
11/30/24	$12,674	$33,993	$11,865	$11,507
12/31/24	$12,642	$33,182	$11,913	$11,319
1/31/25	$12,782	$34,106	$11,957	$11,379
2/28/25	$12,955	$33,661	$11,995	$11,629
3/31/25	$12,944	$31,765	$12,035	$11,634
4/30/25	$12,911	$31,549	$12,077	$11,679
5/31/25	$12,998	$33,535	$12,121	$11,596

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	5.88%	3.98%	2.66%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 58,321,509
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 636,342
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,321,509
Number of Portfolio Holdings	116
Total Advisory Fees Paid	$636,342
Portfolio Turnover Rate	195%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	20.68%
Consumer, Non-cyclical	19.61%
Consumer, Cyclical	16.94%
Financials	15.80%
Technology	10.23%
Industrials	8.56%
Energy	4.63%
Utilities	3.55%

Region Weighting (% of Total Investments)

Value	Value
Americas	89.98%
EMEA	10.02%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024